Cost of Sales - Additional Information (Detail) (Idled Mine Period [Member], SouthGobi Resources Ltd. [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Idled Mine Period [Member] | SouthGobi Resources Ltd. [Member]
Component Of Cost Of Sales [Line Items]
Depreciation expense included in cost of sales during idled mine period	$ 25.0	$ 33.4